Convertible Senior Notes - Schedule of Amounts of Interest Cost Recognized (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Debt Disclosure [Abstract]
Contractual interest expense	¥ 445,608	$ 63,499	¥ 489,086
Amortization of the discount and issuance costs	218,576	31,147	214,934
Total	¥ 664,184	$ 94,646	¥ 704,020